Allowance for Loan Losses and Impaired Loans - Additional Information (Detail)		12 Months Ended
		Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan	Jul. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Total of outstanding loans		$ 424,871,000	$ 411,968,000	$ 402,652,000
Investment in impaired loans	[1]	12,323,000	13,320,000
Investment in impaired loans, with no related allowance	[1]	3,722,000	4,355,000
Troubled debt restructured loans		5,700,000	6,100,000
Troubled debt restructured loans, related allowance		$ 303,000	$ 315,000
Loans modified that considered to be TDRs | Loan		3	7
Unallocated Financing Receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses		$ 0	$ 0
Collateral Pledged
Financing Receivable, Allowance for Credit Losses [Line Items]
Investment in impaired loans		3,700,000	4,000,000
Doubtful
Financing Receivable, Allowance for Credit Losses [Line Items]
Total of outstanding loans		0	0
Loss
Financing Receivable, Allowance for Credit Losses [Line Items]
Total of outstanding loans		0	0
Maximum
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled debt restructured loans					$ 250,000
Impaired Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled debt restructured loans		$ 8,600,000	$ 10,000,000
Term Concessions Granted Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of loans | Loan		3	7
Additional Funds Advanced Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of loans | Loan		0	2

[1]	Recorded investment is the loan balance, net of any charge-offs